Consolidated Balance Sheet Components - Property, Plant and Equipment (by Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 18,586	$ 16,968
UNITED STATES
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,796	1,997
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	16,671	14,868
Rest of world
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 119	$ 103